Equity Method and Other Investments (Details Narrative) - IsoBio Inc [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Jul. 28, 2025
Schedule of Equity Method Investments [Line Items]
Carrying value of investment	$ 5.6
Change in fair value of investment	$ 0.6
Series Seed 1 Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Share purchased		2,000,000
Share purchased price per share		$ 2.5
Total aggregate purchase price of shares		$ 5.0